Definition of Terms in Portfolio Name	Sep. 21, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in dividend-paying value securities. The trust aims to provide a portfolio of 50 value securities from the Dow Jones U.S. Top-Cap Value Total Stock Market Index that are dividend-paying as of the security selection date. The sponsor, with the assistance of Guggenheim Partners Investment Management, LLC (“GPIM”), an affiliate of the sponsor and Guggenheim Partners, LLC, has selected the securities to be included in the trust’s portfolio. The trust may invest in companies with small-, mid- and large-capitalizations. The U.S.-listed common stocks held by the trust may include the common stocks of U.S. and non-U.S. companies and may include the securities of issuers located in emerging market countries. The trust may include securities of real estate investment trusts (“REITs”). As a result of this strategy, the trust invests significantly in the consumer products sector and the financials sector.